Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 241,650	$ 251,994
Interest-bearing deposits in banks	268,617	296,101
Total cash and cash equivalents	510,267	548,095
Securities available for sale, at fair value	2,800,286	2,158,853
Securities held to maturity (fair values of $100,961 and $119,481, respectively)	98,928	116,960
Mortgage loans held for sale ($166,247 and $139,950 recorded at fair value, respectively)	166,247	140,072
Loans covered by loss share agreements	229,217	444,544
Non-covered loans, net of unearned income	14,098,211	10,996,500
Total loans, net of unearned income	14,327,428	11,441,044
Allowance for loan losses	(138,378)	(130,131)
Loans, net	14,189,050	11,310,913
FDIC loss share receivables	39,878	69,627
Premises and equipment, net	323,902	307,159
Goodwill	724,603	517,526
Other assets	650,907	588,699
Total Assets	19,504,068	15,757,904
Deposits:
Non-interest-bearing	4,352,229	3,195,430
Interest-bearing	11,826,519	9,325,095
Total deposits	16,178,748	12,520,525
Short-term borrowings	326,617	845,742
Long-term debt	340,447	403,254
Other liabilities	159,421	136,235
Total Liabilities	17,005,233	13,905,756
Shareholders’ Equity
Preferred stock, $1 par value - 5,000,000 shares authorized, Non-cumulative perpetual, liquidation preference $10,000 per share; 8,000 shares and 0 shares issued and outstanding, respectively, including related surplus	76,812	0
Common stock, $1 par value - 100,000,000 and 50,000,000 shares authorized, respectively; 41,139,537 issued and outstanding and 35,262,901 shares issued, respectively	41,140	35,263
Additional paid-in capital	1,797,982	1,398,633
Retained earnings	584,486	496,573
Accumulated other comprehensive income (loss)	(1,585)	7,525
Treasury stock at cost - 0 and 1,809,497 shares, respectively	0	(85,846)
Total Shareholders’ Equity	2,498,835	1,852,148
Total Liabilities and Shareholders’ Equity	$ 19,504,068	$ 15,757,904